Expenses by Nature	12 Months Ended
Dec. 31, 2017
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Expenses by Nature
24.	Expenses by Nature

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Employee benefit expenses
Salaries and bonuses	15,339,459	16,155,821	15,041,087
Post employment benefits	577,074	655,565	769,153
Directors’ remuneration	112,801	127,111	91,750
Others	2,026,237	2,190,194	2,607,597

	18,055,571	19,128,691	18,509,587

Depreciation and amortization expenses	13,513,985	13,291,190	14,625,299

A.	In accordance with the Company’s Articles of Incorporation, after covering accumulated losses, 10% of the annual profit shall be set aside as employees’ compensation. Additionally, 1% or less of the annual profit shall be set aside as directors’ remuneration. Employees’ compensation is payable, in the form of cash or shares, to the payroll employees of the Company or its domestic or foreign subsidiaries over which the Company has 50% or more of voting power, who work substantially during the fiscal year in which the annual profit is generated.

B.	For the years ended December 31, 2015, 2016 and 2017, employee compensation was accrued at 10% in the amounts of $1,128,007, $1,271,115 and $917,496, respectively; directors’ remuneration was accrued at 1% in the amounts of $112,801, $127,111 and $91,750, respectively. Both are paid/ payable in the form of cash. In 2015, 2016 and 2017, the employees’ compensation and directors’ remuneration were estimated and accrued based on the annual profits for the years ended December 31, 2015, 2016 and 2017.